SUMMARY OF SIGNIFICANT ACCONTING POLICIES (Details 1) - US$ to MYR [Member]	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Foreign currency translation Period End Rate	4.0292	4.2942	3.7757
Foreign currency translation exchange rate	4.0963	3.8976	3.6489